FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10345

Nuveen Enhanced Municipal Credit Opportunities Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2016

Item 1. Proxy Voting Record

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ICA File Number: 811-10345
Reporting Period: 07/01/2015 - 06/30/2016
Nuveen Enhanced Municipal Credit Opportunities Fund

============= Nuveen Enhanced Municipal Credit Opportunities Fund ==============

BLACKROCK MUNIHOLDINGS FUND, INC.

Ticker:       MHD            Security ID:  09253N104
Meeting Date: JUL 29, 2015   Meeting Type: Annual
Record Date:  JUN 01, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       For          Management
1.2   Elect Director Richard E. Cavanagh      For       For          Management
1.3   Elect Director Kathleen F. Feldstein    For       For          Management
1.4   Elect Director James T. Flynn           For       For          Management
1.5   Elect Director Jerrold B. Harris        For       For          Management
1.6   Elect Director R. Glenn Hubbard         For       For          Management
1.7   Elect Director Barbara G. Novick        For       For          Management
1.8   Elect Director John M. Perlowski        For       For          Management
1.9   Elect Director Karen P. Robards         For       For          Management

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DEUTSCHE MUNICIPAL INCOME TRUST

Ticker:       KTF            Security ID:  25160C106
Meeting Date: SEP 30, 2015   Meeting Type: Annual
Record Date:  JUL 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dawn-Marie Driscoll      For       For          Management
1.2   Elect Director Richard J. Herring       For       For          Management
1.3   Elect Director William N. Searcy, Jr.   For       For          Management

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DREYFUS STRATEGIC MUNICIPALS, INC.

Ticker:       LEO            Security ID:  261932107
Meeting Date: JUN 08, 2016   Meeting Type: Annual
Record Date:  MAR 31, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Joseph S. DiMartino      For       For          Management
1.2   Elect Director Joni Evans               For       For          Management
1.3   Elect Director Benaree Pratt Wiley      For       For          Management

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INVESCO MUNICIPAL OPPORTUNITY TRUST

Ticker:       VMO            Security ID:  46132C107
Meeting Date: AUG 26, 2015   Meeting Type: Annual
Record Date:  JUN 30, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director James T. Bunch           For       For          Management
1a.2  Elect Director Bruce L. Crockett        For       For          Management
1a.3  Elect Director Rodney F. Dammeyer       For       For          Management
1a.4  Elect Director Jack M. Fields           For       For          Management
1a.5  Elect Director Martin L. Flanagan       For       For          Management

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INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS

Ticker:       VGM            Security ID:  46131M106
Meeting Date: AUG 26, 2015   Meeting Type: Annual
Record Date:  JUN 30, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director James T. Bunch           For       For          Management
1a.2  Elect Director Bruce L. Crockett        For       For          Management
1a.3  Elect Director Rodney F. Dammeyer       For       For          Management
1a.4  Elect Director Jack M. Fields           For       For          Management
1a.5  Elect Director Martin L. Flanagan       For       For          Management

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PIMCO MUNICIPAL INCOME FUND II

Ticker:       PML            Security ID:  72200W106
Meeting Date: DEC 23, 2015   Meeting Type: Annual
Record Date:  NOV 02, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Alan Rappaport           For       For          Management
1.2   Elect Director William  B. Ogden, IV    For       For          Management

========== END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Enhanced Municipal Credit Opportunities Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 29, 2016